Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Antidilutive securities share amount	104,035	4,504
Antidilutive securities exercise price per share		$ 13.98